ENVIRONMENTAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Emvironmental Matters [Line Items]
Disclosure of status of project		TOTAL
Environmental disbursements	$ 61,960	$ 56,441
Commitments for disbursements in project	$ 53,071	$ 67,015
Environmental disbursement one [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	In process
Environmental disbursements	$ 633	$ 267
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 979	$ 792
Estimated completion date of project	2021	2020
Environmental disbursement two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 25,947	$ 21,927
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 27,215	$ 53,111
Estimated completion date of project	2021	2020
Environmental disbursement three [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 1,750	$ 375
Description of nature of disbursement	Expenses	Expense
Detailed description of nature of disbursement	Operating costs	Operating cost
Environmental disbursement four [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 2,443	$ 3,535
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 9,660	$ 6,595
Estimated completion date of project	2021	2020
Environmental disbursement five [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 10,693	$ 15,570
Description of nature of disbursement	Expenses	Expense
Detailed description of nature of disbursement	Operating costs	Operating cost
Environmental disbursement six [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 11,786	$ 348
Description of nature of disbursement	Expenses	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Environmental disbursement seven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Construction emissary	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	Finished
Environmental disbursements		$ 7,745
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating cost
Commitments for disbursements in project	$ 697
Estimated completion date of project	2021
Environmental disbursement eight [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Construction emissary
Disclosure of status of project	In process	In process
Environmental disbursements	$ 702	$ 40
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 10,368	$ 697
Estimated completion date of project	2021	2020
Environmental disbursement nine [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 125	$ 1,174
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 560	$ 1,816
Estimated completion date of project	2021	2020
Environmental disbursement ten [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,453	$ 987
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 2,147	$ 343
Estimated completion date of project	2021	2020
Environmental disbursement eleven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 178	$ 208
Description of nature of disbursement	Expenses	Expense
Detailed description of nature of disbursement	Operating costs	Operating cost
Environmental disbursement twelve [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 464	$ 647
Description of nature of disbursement	Expenses	Expense
Detailed description of nature of disbursement	Operating costs	Operating cost
Environmental disbursement thirteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 230	$ 305
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 435
Estimated completion date of project	2021
Environmental disbursement fourteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 324	$ 626
Description of nature of disbursement	Expenses	Expense
Detailed description of nature of disbursement	Administration expenses	Administration expenses
Commitments for disbursements in project	$ 105	$ 401
Estimated completion date of project	2021	2020
Environmental disbursement fifteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,983	$ 684
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 836	$ 2,567
Estimated completion date of project	2021	2020
Environmental disbursement sixteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 221	$ 400
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project		$ 100
Estimated completion date of project		2020
Environmental disbursement seventeen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 547	$ 448
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Environmental disbursement eighteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 667	$ 210
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating cost
Commitments for disbursements in project		$ 63
Estimated completion date of project		2020
Environmental disbursement ninteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 179	$ 945
Description of nature of disbursement	Expenses	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Commitments for disbursements in project	$ 69	$ 530
Estimated completion date of project	2021	2020
Environmental Disbursement Twenty [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies
Disclosure of status of project	In process
Environmental disbursements	$ 784
Description of nature of disbursement	Assets
Detailed description of nature of disbursement	Properties, plants and equipments
Environmental Disbursement Twenty One [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies
Disclosure of status of project	Finished
Environmental disbursements	$ 628
Description of nature of disbursement	Assets
Detailed description of nature of disbursement	Properties, plants and equipments
Environmental Disbursement Twenty Two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	Finished
Environmental disbursements	$ 223
Description of nature of disbursement	Expenses
Detailed description of nature of disbursement	Operating costs